Debt and Commitments - Schedule of Company's Long-Term Debt (Parenthetical) (Detail) € in Millions, CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 EUR (€)	Dec. 31, 2014
3.625% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 750
Senior Notes, due year	2024
Interest rate	3.625%	3.625%	3.625%
4.150% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount	$ 650
Senior Notes, due year	2025
Interest rate	4.15%	4.15%	4.15%
1.900% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 550
Senior Notes, due year	2023
Interest rate	1.90%	1.90%	1.90%
3.100% Fixed-Rate Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | CAD		CAD 425
Senior Notes, due year	2022
Interest rate	3.10%	3.10%	3.10%
Bank Term Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	8.10%	8.10%	8.10%	8.20%
Government Loans [Member]
Debt Instrument [Line Items]
Weighted average interest rate of bank term debt	3.70%	3.70%	3.70%	5.50%